Insurance Contract Liabilities and Reinsurance Assets - Summary of Composition of Insurance Contract Liabilities and Reinsurance Assets by Line of Business and Reporting Segment (Detail) - CAD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 323,731	$ 347,744
Total reinsurance ceded	47,674	44,531
Total, gross of reinsurance ceded	371,405	392,275	$ 385,554
Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Total, gross of reinsurance ceded	17,136	15,472	$ 14,377
Gross insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	323,731	347,744
Total reinsurance ceded	47,674	44,531
Total, gross of reinsurance ceded	371,405	392,275
Gross insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(38)	(291)
Total reinsurance ceded	134	202
Total, gross of reinsurance ceded	96	(89)
Gross insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	111,341	111,432
Total reinsurance ceded	2,727	2,749
Total, gross of reinsurance ceded	114,068	114,181
Gross insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	78,650	89,373
Total reinsurance ceded	1,676	430
Total, gross of reinsurance ceded	80,326	89,803
Gross insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	133,778	147,230
Total reinsurance ceded	43,137	41,150
Total, gross of reinsurance ceded	176,915	188,380
Gross insurance contract liabilities [Member] | Individual insurance participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	86,798	86,695
Total reinsurance ceded	8,552	8,144
Total, gross of reinsurance ceded	95,350	94,839
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	66,294	64,586
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	12,637	13,518
Gross insurance contract liabilities [Member] | Individual insurance participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	7,867	8,591
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	140,158	151,108
Total reinsurance ceded	22,434	20,767
Total, gross of reinsurance ceded	162,592	171,875
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	(640)	(676)
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	34,684	36,387
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	38,325	44,320
Gross insurance contract liabilities [Member] | Individual insurance non-participating [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	67,789	71,077
Gross insurance contract liabilities [Member] | Annuities and pensions [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	31,111	37,452
Total reinsurance ceded	15,793	14,681
Total, gross of reinsurance ceded	46,904	52,133
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	24	22
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	6,221	6,869
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	13,593	16,554
Gross insurance contract liabilities [Member] | Annuities and pensions [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	11,273	14,007
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	65,664	72,489
Total reinsurance ceded	895	939
Total, gross of reinsurance ceded	66,559	73,428
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Corporate and other [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	578	363
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Asia [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	4,142	3,590
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | Canada [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	14,095	14,981
Gross insurance contract liabilities [Member] | Other insurance contract liabilities [Member] | U.S. [member]
Disclosure of insurance contract liabilities and reinsurance assets [line items]
Net insurance contract liabilities	$ 46,849	$ 53,555